UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Underwriting discounts, commissions and offering expenses			$ 0	$ 658	$ 1,600	$ 0
Common Class A
Underwriting discounts, commissions and offering expenses	$ 825	$ 13,378